Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement [Abstract]
Total revenue	$ 62,306	$ 20,358	$ 2,193
Cost of goods sold	35,490	12,023	1,836
Gross profit	26,816	8,335	357
Operating expenses:
Research and development expenses	12,223	6,314	4,946
Selling, general and administrative expenses	9,638	5,239	4,662
Total operating expenses	21,861	11,553	9,608
Operating income (loss)	4,955	(3,218)	(9,251)
Interest income (expense), net	19	(214)	(4,963)
Other income (expense), net	0	246	(32)
Total other income	19	32	(4,995)
Income (loss) before taxes	4,974	(3,186)	(14,246)
Provision for income taxes	204	0	0
Net Income (loss)	$ 4,770	$ (3,186)	$ (14,246)
Basic and diluted loss per share:
Net income (loss) per share (basic)	$ 0.29	$ (0.21)	$ (1.81)
Net income (loss) per share (diluted)	$ 0.28	$ (0.21)	$ (1.81)
Weighted average shares used in computing basic net income (loss) per share	16,515	15,385	7,891
Weighted average shares used in computing diluted net income (loss) per share	16,905	15,385	7,891